Employee compensation	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Employee compensation	Employee benefit obligation
The Company’s employee benefit obligation relates to an employee severance indemnity, which is mandatory pursuant to the Italian Civil Code and obligates the employer to pay deferred compensation based on the employees’ years of service and the compensation earned by the employee during the service period. From January 1, 2007, Italian law gives an employee the choice of directing his or her entitlement either to a supplementary pension fund or to leave the severance indemnity as an obligation to the Company. The liability is calculated by an external actuary using the projected unit credit method.
The carrying value of the benefit obligation as at December 31, 2025 and 2024 is:

	2025	2024
	$	$
Balance - January 1	3,373	3,285
Increases
Provision for the year	619	693
Actuarial (gain) loss	(388)	(58)
Interest expense	115	95
Reductions
Payments	(539)	(419)
Effects of foreign exchange	407	(223)
Balance - December 31	3,587	3,373

The change in liability was recognized in statement of income (loss) and comprehensive loss as follows:

	2025	2024
	$	$
Cost recognized in profit or loss
Current period cost	619	693
Interest cost on defined benefit obligation	115	95
Remeasurement (gain) loss recognized in OCI	(388)	(58)
Annual weighted average assumptions
Discount rate	3.96%	3.38%
Price inflation	2.00%	2.00%

A decrease of 50 basis points in the discount rate would result in an increase of the liability by $284; a corresponding increase in basis points would result in a reduction of liability by $159.

A decrease of 50 basis points of price inflation would result in reduction of the liability by $44; a corresponding increase in basis points would result in an increase of liability by $152.
Employee compensation
The total employee compensation comprising salaries and benefits, inclusive of tax credits, and excluding share-based compensation for the year ended December 31, 2025 was $128,489 (2024 - $114,854).
Employee compensation costs were included in the following expenses for the year ended December 31, 2025 and 2024 is as follows:

	December 31,
	2025	2024
	$	$
Cost of revenue	19,909	19,222
General and administrative	17,648	16,864
Sales and marketing	55,903	48,040
Research and development	35,029	30,728
	128,489	114,854
For the fiscal year ended December 31, 2025, the Company incurred a total of $5,191 of employee severance related costs associated with a reduction in workforce. This resulted in additional employee compensation costs of $294 in cost of revenue, $711 in general and administrative, $2,941 in sales and marketing, and $1,245 in research and development.